General and administrative expenses (Tables)	3 Months Ended
Jun. 30, 2020
General And Administrative Expenses [Line Items]
Disclosure Of General And Administrative Expense Explanatory

Note 7 General and administrative expenses

	For the quarter ended			Year-to-date
USD million	30.6.20	31.3.20	30.6.19	30.6.20	30.6.19
Occupancy	101	97	91	198	188
Rent and maintenance of IT and other equipment	185	198	168	382	353
Communication and market data services	152	149	157	301	312
Administration	115	148	103	263	226
of which: UK and German bank levies	3	15	(32)	17	(17)
Marketing and public relations[1]	65	50	72	115	138
Travel and entertainment	31	69	100	101	190
Professional fees	163	160	193	323	370
Outsourcing of IT and other services	228	235	259	463	530
Litigation, regulatory and similar matters[2]	2	6	4	8	(4)
Other	23	20	28	43	60
Total general and administrative expenses	1,063	1,133	1,175	2,196	2,362
1 Includes charitable donations. 2 Reflects the net increase in / (release of) provisions for litigation, regulatory and similar matters recognized in the income statement. Refer to Note 16 for more information. Also includes recoveries from third parties (second quarter of 2020: USD 0 million; first quarter of 2020: USD 1 million; second quarter of 2019: USD 1 million).